SUBSEQUENT EVENTS (Narrative) (Details) $ in Thousands	1 Months Ended			5 Months Ended
	May 24, 2018 USD ($)	May 24, 2018 CNY (¥)	Mar. 28, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 23, 2018 CNY (¥)	Jul. 09, 2018 CNY (¥)	Dec. 31, 2017	Dec. 31, 2015 USD ($)
Subsequent Event [Line Items]
Disposal Group, Including Discontinued Operation, Consideration | $								$ 324,183
Scenario, Forecast [Member]
Subsequent Event [Line Items]
Equity interest percentage	40.00%	40.00%
Variable Interest Entity, Measure of Activity, Operating Income or Loss				¥ 152,000,000	¥ 152,000,000
Interest Expense, Debt				7,840,000	7,840,000
Scenario, Forecast [Member] | AM Advertising [Member]
Subsequent Event [Line Items]
Disposal Group, Including Discontinued Operation, Consideration				304,554,000	304,553,900
Proceeds from Sale of Cost Method Investments				¥ 56,714,000	¥ 56,713,900
Cost Method Investment,Sale of Ownership Percentage				20.32%	20.32%
Scenario, Forecast [Member] | AM Advertising [Member] | Mr. Man Guo [Member]
Subsequent Event [Line Items]
Cost Method Investment,Sale of Ownership Percentage				0.32%
Scenario, Forecast [Member] | AM Advertising [Member] | AirMedia Group Inc [Member]
Subsequent Event [Line Items]
Cost Method Investment,Sale of Ownership Percentage				20.00%
Scenario, Forecast [Member] | Shareholder Loan [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				¥ 88,000,000	¥ 88,000,000
Beijing Dahangfeng Culture Advertising Co Ltd [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Registered Capital	$ 154	¥ 1,000
Maximum [Member]
Subsequent Event [Line Items]
Equity interest percentage							50.00%
Maximum [Member] | AM Advertising [Member] | Mr. Man Guo [Member]
Subsequent Event [Line Items]
Cost Method Investment,Sale of Ownership Percentage				0.32%
Maximum [Member] | AM Advertising [Member] | AirMedia Group Inc [Member]
Subsequent Event [Line Items]
Cost Method Investment,Sale of Ownership Percentage				20.00%
American Depositary Shares [Member] | Maximum [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock | $			$ 5,000
SenseGain Asset Management Co Ltd [Member]
Subsequent Event [Line Items]
Investments to be Received						¥ 150,000